Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (313,959)	$ (49,268)	¥ (87,619)	¥ (48,545)
Accretion to redemption value of redeemable convertible preferred shares | ¥				(17,262)
Net loss attributable to ordinary shareholders	¥ (313,959)	$ (49,268)	¥ (87,619)	¥ (75,793)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	112,985	112,985	109,563	61,136
Loss per share – basic and diluted | (per share)	¥ (2.78)	$ (0.44)	¥ (0.80)	¥ (1.24)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (193,772)	$ (30,407)	¥ (51,294)	¥ (13,510)
Modification of Redeemable Convertible Preferred Shares	0	0	0	(2,779)
Accretion to redemption value of redeemable convertible preferred shares	0	0	0	(4,804)
Net loss attributable to ordinary shareholders	¥ (193,772)	$ (30,407)	¥ (51,294)	¥ (21,093)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	69,733	69,733	64,143	17,014
Loss per share – basic and diluted | (per share)	¥ (2.78)	$ (0.44)	¥ (0.80)	¥ (1.24)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (120,187)	$ (18,861)	¥ (36,325)	¥ (35,035)
Modification of Redeemable Convertible Preferred Shares	0	0	0	(7,207)
Accretion to redemption value of redeemable convertible preferred shares	0	0	0	(12,458)
Net loss attributable to ordinary shareholders	¥ (120,187)	$ (18,861)	¥ (36,325)	¥ (54,700)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	43,252	43,252	45,420	44,122
Loss per share – basic and diluted | (per share)	¥ (2.78)	$ (0.44)	¥ (0.80)	¥ (1.24)